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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|             Amendment No.: _______

     This Amendment (Check only one):   |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bayard D. Waring
Address: c/o Amelia Peabody Foundation
         One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Bayard D. Waring
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:


/s/ Bayard D. Waring   Gloucester, Massachusetts   May 10, 2006
--------------------

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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|X|  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.   Name

28-05989            Amelia Peabody Foundation


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total:   $5,380 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File No.   Name

1.    28-05993            Philip B. Waring


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                                  BAYARD WARING
                           FORM 13F INFORMATION TABLE
                          QUARTER ENDED MARCH 31, 2006

       COLUMN 1           COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8

                                                      VALUE    SHARES/   SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLASS     CUSIP      (X1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
ALLIANCE RESOURCE
  PARTNERS              Ut Ltd Part     01877R108      181       5,000    SH             OTHER         1       5,000      0       0
ALVARION LTD                SHS         M0861T100       45       5,000    SH             OTHER         1       5,000      0       0
AMERICAN CAP
  STRATEGIES LTD           COMMON       024937104      176       5,000    SH             OTHER         1       5,000      0       0
Amerigas Partners       Unit L P Int    030975106        7         250    SH             OTHER         1         250      0       0
APPLE COMPUTER INC         COMMON       037833100      188       3,000    SH             OTHER         1       3,000      0       0
Aqua America               Common       03836W103        7         266    sh             OTHER         1         266      0       0
BANK AMERICA CORP          COMMON       060505104      228       5,000    SH             OTHER         1       5,000      0       0
BHP BILLITON LTD ADR       COMMON       088606108      319       8,000    SH             OTHER         1       8,000      0       0
BJ SERVICES CO             COMMON       055482103      346      10,000    SH             OTHER         1      10,000      0       0
Buckeye Partners        Unit Ltd Part   118230101        6         150    SH             OTHER         1         150      0       0
CHESAPEAKE ENERGY
  CORP                     COMMON       165167107      157       5,000    SH             OTHER         1       5,000      0       0
CIA VALE DO RIO DOCE      Spon ADR      204412209      243       5,000    SH             OTHER         1       5,000      0       0
Companhia Vale Do Rio
  Doce-ADR              Sponsored ADR   204412209       10         200    SH             OTHER         1         200      0       0
CONOCOPHILLIPS             COMMON       20825C104      316       5,000    SH             OTHER         1       5,000      0       0
DOMINION RES BLACK
  WARRIOR TR            Units Ben Int   25746Q108      198       5,000    SH             OTHER         1       5,000      0       0
Dominion Resources
  Black Warrior Trust   Units Ben Int   25746Q108        5         125    SH             OTHER         1         125      0       0
DYNEGY INC                 COMMON       26816Q101       48      10,000    SH             OTHER         1      10,000      0       0
EAGLE BULK SHIPPING
  INC                      COMMON       Y2187A101       70       5,000    SH             OTHER         1       5,000      0       0
EL PASO CORPORATION        COMMON       28336L109      121      10,000    SH             OTHER         1      10,000      0       0
ENERPLUS RESOURCES
  FUND                   Unit Trust     29274D604      252       5,000    SH             OTHER         1       5,000      0       0
Enerplus Resources       Unit Trust     29274D604        8         150    SH             OTHER         1         150      0       0
Fording Canadian Coal      Common       345425102        4         100    SH             OTHER         1         100      0       0
FREESCALE
  SEMICONDUCTOR         Com Class A     35687M107      139       5,000    SH             OTHER         1       5,000      0       0
Frontline                  Common       G3682E127        5         150    SH             OTHER         1         150      0       0
GENERAL ELECTRIC CORP      COMMON       369604103      174       5,000    SH             OTHER         1       5,000      0       0
Grey Wolf                  Common       397888108        7       1,000    SH             OTHER         1       1,000      0       0
Headwaters                 Common       42210P102        6         150    SH             OTHER         1         150      0       0
Healthcare Realty
  Trust                    Common       421946104        6         150    SH             OTHER         1         150      0       0
ING GROEP NV              Spon ADR      456837103        5         121    SH             OTHER         1         121      0       0

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
ISHARES                 MSCI BRAZIL     464286400      200       5,000    SH             OTHER         1       5,000      0       0
ISHARES                  MSCI JAPAN     464286848       72       5,000    SH             OTHER         1       5,000      0       0
ISHARES                MSCI SINGAPORE   464286673       88      10,000    SH             OTHER         1      10,000      0       0
Kinder Morgan Energy
  Partners               Unit L Ptr     494550106        6         125    SH             OTHER         1         125      0       0
Lazard Global Total
  Return & Income          Common       52106W103        8         400    SH             OTHER         1         400      0       0
MOTOROLA INC               COMMON       620076109      115       5,000    SH             OTHER         1       5,000      0       0
Nabors Industries          Common       G635F103         7         100    SH             OTHER         1         100      0       0
NOBLE ENERGY INC           COMMON       655044105      220       5,000    SH             OTHER         1       5,000      0       0
PATTERSON-UTI ENERGY
  INC                      COMMON       703481101      160       5,000    SH             OTHER         1       5,000      0       0
PETROFUND ENERGY
  TRUST                    COMMON       71648W108      164       7,500    SH             OTHER         1       7,500      0       0
PRECISION DR-W/I         Trust Unit     740215108      162       5,000    SH             OTHER         1       5,000      0       0
Petrofund Energy
  Trust                    Common       71648W108        9         400    SH             OTHER         1         400      0       0
Rayonier, Inc              Common       754907103        9         187    SH             OTHER         1         187      0       0
St. Joe Co.                Common       790148100        5          75    SH             OTHER         1          75      0       0
ST JUDE MEDICAL INC        COMMON       790849103      164       4,000    SH             OTHER         1       4,000      0       0
Senior Housing Prop        Common       81721M109        5         300    SH             OTHER         1         300      0       0
Ship Finance               Common       G81075106        5         307    SH             OTHER         1         307      0       0
Taiwan Semiconductor
  Mfg                     Spon ADR      874039100        6         600    SH             OTHER         1         600      0       0
TAIWAN SEMICONDUCTOR      Spon ADR      874039100      101      10,000    SH             OTHER         1      10,000      0       0
Teco Energy                Common       872375100        6         400    SH             OTHER         1         400      0       0
Teekay Shipping            Common       Y8564W103        4         100    SH             OTHER         1         100      0       0
TEVA PHARMACEUTICAL
  INDS LTD A               COMMON       881624209      206       5,000    SH             OTHER         1       5,000      0       0
THERMO ELECTRON CORP       COMMON       883556102      185       5,000    SH             OTHER         1       5,000      0       0
UNITEDHEALTH GROUP
  INC                   Unit Tr G New   91324P102      196       3,500    SH             OTHER         1       3,500      0       0

                                                      5380